Supplemental Guarantors Consolidating Condensed Financial Information - (Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
REVENUE	$ 51,351	$ 70,327	$ 51,556	$ 46,028	$ 72,547	$ 70,759	$ 52,208	$ 35,545	$ 59,496	$ 240,458	$ 218,008	$ 175,556
EXPENSES:
Depreciation and amortization	29,338				39,384					139,754	142,963	175,592
Cost of sales	39				97					464	100	97
Selling, general and administrative	7,387				8,092					29,088	31,649	31,831
Total operating expenses	36,764				47,573					169,306	174,712	207,520
INCOME (LOSS) FROM OPERATIONS	14,587	28,939	8,904	8,335	24,974	18,954	10,506	4,335	9,501	71,152	43,296	(31,964)
Interest expense, net	(9,315)				(7,219)					(29,011)	(34,767)	(40,536)
Foreign currency exchange gains (losses)	(647)				411					681	(726)	441
Loss on early extinguishment of debt	(1,504)				0					0	(7,912)	0
Gain on sale of marketable securities										230	2,467	4,188
Other income	1				81					780	250	446
Income (loss) before income taxes	3,122				18,247					43,832	2,608	(67,425)
Provision (benefit) for income taxes	1,384				3,541					6,782	392	(4,008)
Equity in income of subsidiaries	0				0					0	0	0
NET INCOME (LOSS)	1,738	19,945	1,129	1,270	14,706	11,842	(5,111)	(5,026)	511	37,050	2,216	(63,417)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	0				0					0	0	0
EXPENSES:
Depreciation and amortization	0				0					0	0	0
Cost of sales	0				0					0	0	0
Selling, general and administrative	285				253					2,117	1,503	3,219
Total operating expenses	285				253					2,117	1,503	3,219
INCOME (LOSS) FROM OPERATIONS	(285)				(253)					(2,117)	(1,503)	(3,219)
Interest expense, net	(7,831)				(2,246)					(21,542)	(14,124)	(20,115)
Foreign currency exchange gains (losses)	0				0					0	0	0
Loss on early extinguishment of debt	(1,504)										(7,912)
Gain on sale of marketable securities										0	0	0
Other income	0				1					21	4	2
Income (loss) before income taxes	(9,620)				(2,498)					(23,638)	(23,535)	(23,332)
Provision (benefit) for income taxes	0				0					0	0	0
Equity in income of subsidiaries	11,358				17,204					60,688	25,751	(40,085)
NET INCOME (LOSS)	1,738				14,706					37,050	2,216	(63,417)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	33,120				39,128					157,324	152,759	131,417
EXPENSES:
Depreciation and amortization	18,009				20,848					88,724	92,106	126,593
Cost of sales	38				86					446	88	87
Selling, general and administrative	4,463				5,016					17,607	19,626	19,612
Total operating expenses	22,510				25,950					106,777	111,820	146,292
INCOME (LOSS) FROM OPERATIONS	10,610				13,178					50,547	40,939	(14,875)
Interest expense, net	(1,065)				(4,710)					(6,015)	(19,805)	(20,173)
Foreign currency exchange gains (losses)	0				0					(4)	4	24
Loss on early extinguishment of debt	0										0
Gain on sale of marketable securities										230	2,467	4,188
Other income	1				80					759	67	319
Income (loss) before income taxes	9,546				8,548					45,517	23,672	(30,517)
Provision (benefit) for income taxes	484				260					1,377	(418)	(328)
Equity in income of subsidiaries	2,296				8,916					16,548	1,661	(9,896)
NET INCOME (LOSS)	11,358				17,204					60,688	25,751	(40,085)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	18,575				33,764					84,435	66,644	47,892
EXPENSES:
Depreciation and amortization	11,329				18,536					51,030	50,857	48,999
Cost of sales	1				11					18	12	10
Selling, general and administrative	2,983				3,168					10,665	11,915	12,753
Total operating expenses	14,313				21,715					61,713	62,784	61,762
INCOME (LOSS) FROM OPERATIONS	4,262				12,049					22,722	3,860	(13,870)
Interest expense, net	(419)				(263)					(1,454)	(838)	(248)
Foreign currency exchange gains (losses)	(647)				411					685	(730)	417
Loss on early extinguishment of debt	0										0
Gain on sale of marketable securities										0	0	0
Other income	0				0					0	179	125
Income (loss) before income taxes	3,196				12,197					21,953	2,471	(13,576)
Provision (benefit) for income taxes	900				3,281					5,405	810	(3,680)
Equity in income of subsidiaries	0				0					0	0	0
NET INCOME (LOSS)	2,296				8,916					16,548	1,661	(9,896)
Consolidating Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	(344)				(345)					(1,301)	(1,395)	(3,753)
EXPENSES:
Depreciation and amortization	0				0					0	0	0
Cost of sales	0				0					0	0	0
Selling, general and administrative	(344)				(345)					(1,301)	(1,395)	(3,753)
Total operating expenses	(344)				(345)					(1,301)	(1,395)	(3,753)
INCOME (LOSS) FROM OPERATIONS	0				0					0	0	0
Interest expense, net	0				0					0	0	0
Foreign currency exchange gains (losses)	0				0					0	0	0
Loss on early extinguishment of debt	0										0
Gain on sale of marketable securities										0	0	0
Other income	0				0					0	0	0
Income (loss) before income taxes	0				0					0	0	0
Provision (benefit) for income taxes	0				0					0	0	0
Equity in income of subsidiaries	(13,654)				(26,120)					(77,236)	(27,412)	49,981
NET INCOME (LOSS)	$ (13,654)				$ (26,120)					$ (77,236)	$ (27,412)	$ 49,981